Fair Value Measurement (Tables)	3 Months Ended
Mar. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Table Text Block]
The following tables represent our assets and liabilities for our commodity hedging contracts measured at fair value on a recurring basis as of March 31, 2016 and December 31, 2015, and the basis for that measurement:

	Carrying Value at March 31, 2016	Fair Value Measurement Using			Netting Adjustments	Recorded Value at March 31, 2016
		Level 1	Level 2	Level 3
	(In thousands)
Gross financial assets:
Other current assets	$86,144	$—	$86,144	$—	$(19,080)	$67,064
Other assets	8,019	—	8,019	—	(867)	7,152
Gross financial liabilities:
Accrued liabilities	(12,647)	—	(8,689)	(3,958)	5,510	(7,137)
Other long-term liabilities	(14,437)	—	(14,437)	—	14,437	—
	$67,079	$—	$71,037	$(3,958)	$—	$67,079

	Carrying Value at December 31, 2015	Fair Value Measurement Using			Netting Adjustments	Recorded Value at December 31, 2015
		Level 1	Level 2	Level 3
	(In thousands)
Gross financial assets:
Other current assets	$95,062	$—	$95,062	$—	$(16,937)	$78,125
Other assets	11,881	—	11,881	—	—	11,881
Gross financial liabilities:
Accrued liabilities	(21,454)	—	(15,698)	(5,756)	11,181	(10,273)
Other long-term liabilities	(5,756)	—	(5,756)	—	5,756	—
	$79,733	$—	$85,489	$(5,756)	$—	$79,733

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The following table presents the changes in fair value of our Level 3 assets and liabilities, excluding goodwill (all related to commodity price swap contracts) for the three months ended March 31, 2016 and 2015.

	Three Months Ended
	March 31,
	2016	2015
	(In thousands)
Asset (liability) balance at beginning of period	$(5,756)	$330
Change in fair value	186	—
Fair value of trades entered into during the period	—	1,462
Fair value reclassification from Level 3 to Level 2	1,612	(82)
Asset (liability) balance at end of period	$(3,958)	$1,710
A hypothetical change of 10% to the estimated future cash flows attributable to our Level 3 commodity price swaps would result in a $0.4 million change in the estimated fair value at March 31, 2016.

Fair Value, by Balance Sheet Grouping [Table Text Block]
As of March 31, 2016 and December 31, 2015, the carrying amount and estimated fair value of our debt was as follows:

	March 31, 2016	December 31, 2015
	(In thousands)
Western obligations:
Carrying amount	$887,625	$889,000
Fair value	838,373	867,178
NTI obligations:
Carrying amount	$372,500	$350,000
Fair value	367,250	360,500
WNRL obligations:
Carrying amount	$430,000	$445,000
Fair value	400,000	439,000